UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

October 31, 2017

Wells Fargo Asset Allocation Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Asset Allocation Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Asset Allocation Fund for the six-month period that ended October 31, 2017. In a predominantly improving economic environment, global stocks delivered strong results; bond markets had smaller but positive results as well. U.S. and international stocks returned 9.10% and 12.02%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net),2 respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.58% and the Bloomberg Barclays Municipal Bond Index4 returned 2.55%.

Globally, stocks tended to deliver gains in May and June 2017.

Stocks benefited from steady, albeit modest, economic growth both in the U.S. and internationally, and generally favorable corporate earnings announcements supported higher valuations. U.S. inflation trended lower despite a continued decline in the unemployment rate. However, a perceived delay in the enactment of progrowth policies promoted during the 2016 U.S. presidential campaign contributed to flattening of the yield curve, pressuring U.S. financial companies and leading to weakening of the U.S. dollar versus foreign currencies. As was widely expected, U.S. Federal Reserve (Fed) officials raised the target interest rate in June by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it planned to start selling bonds that accumulated on its balance sheet during quantitative easing programs conducted since 2008.

As global growth improved in the third quarter of 2017, financial markets generally advanced.

Most stock markets worldwide moved higher during the quarter and ended the period at or near all-time highs. Moderate acceleration in global economic growth was supported by improving corporate earnings, low inflation pressure, and still-low interest rates. Corporate earnings reports were favorable overall as companies continued to benefit from healthy operating leverage. Global commodity prices climbed during the quarter. Oil prices rebounded, partly due to a better balance between supply and demand. While North Korea’s recent missile launches and nuclear testing raised serious concerns around the world, the heightened geopolitical risk had relatively minimal impact on the quarter’s stock returns. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate, and consumers displayed more willingness to spend. Meanwhile, the Fed maintained the target range for the federal funds rate at 1.00% to 1.25%, noting that inflation had remained below the Fed’s 2.00% objective. Reflecting continued confidence in the U.S. economy, the Fed also stated the possibility of one more 0.25% increase in the federal funds rate by the end of 2017 and announced plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets in October. Outside

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Asset Allocation Fund	3

the U.S., stocks in the Asia Pacific region benefited from solid earnings reports and investors’ willingness to take on risk despite the rising tensions between North Korea and the U.S. In Europe, markets were supported by better-than-expected economic growth, which has led to narrowing of the gap between Europe’s growth rate and that of the U.S. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar. Also, commodity prices were on an upward trajectory, which benefited many companies that rely on natural resources for exports.

Positive economic and market news continued into October.

October proved to be a strong month for U.S. stocks. The S&P 500 Index delivered 11 record closes amid rising consumer confidence and signs the economy was continuing to gain momentum, including news in late October that economic output was estimated to have grown at a 3.0% annual rate in the third quarter. At its October meeting, the Fed, in a unanimous vote, left short-term interest rates unchanged but signaled it could make another rate increase before the end of 2017 if the economy remains on track. The Fed also began the process of unwinding its quantitative easing program. Outside the U.S., international stocks generally delivered positive results in October as global economic growth continued to strengthen.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Portfolio manager

Ben Inker, CFA®1

Average annual total returns (%) as of October 31, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	6.72	4.03	2.83	13.27	5.26	3.44	1.35	1.35
Class C (EACFX)	10-3-2002	11.42	4.46	2.66	12.42	4.46	2.66	2.10	2.10
Class R (EAXFX)	10-10-2003	–	–	–	13.02	5.01	3.18	1.60	1.60
Administrator Class (EAIFX)	10-3-2002	–	–	–	13.41	5.46	3.65	1.27	1.19
Institutional Class (EAAIX)	11-30-2012	–	–	–	13.65	5.68	3.76	1.02	0.99
GMO Global Asset Allocation Index[5]	–	–	–	–	14.94	7.78	4.21	–	–
Bloomberg Barclays U.S. Aggregate Bond Index Index[6]	–	–	–	–	0.90	2.04	4.19	–	–
MSCI ACWI Index (Net)[7]	–	–	–	–	23.20	10.80	3.70	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Alternative investments, such as short sales, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Asset Allocation Fund	5

Ten largest holdings (%) as of October 31, 2017[8]
GMO International Equity Fund Class IV	21.09
GMO Emerging Markets Fund Class VI	19.15
GMO Asset Allocation Bond Fund Class VI	15.93
GMO Core Plus Bond Fund Class IV	9.99
GMO U.S. Equity Allocation Fund Class VI	7.32
GMO Quality Equity Fund Class VI	7.31
GMO U.S. Treasury Fund Class IV	5.98
GMO Alpha Only Fund Class IV	3.05
GMO SGM Major Markets Fund Class IV	3.04
GMO Risk Premium Fund Class VI	2.57

Portfolio allocation as of October 31, 2017[9]

[1]	The Fund invests all of its investable assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker, a senior member of GMO’s Asset Allocation Team, is primarily responsible for coordinating the portfolio management of Asset Allocation Trust.

[2]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.55% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of Asset Allocation Trust and other acquired fund fees and expenses.

[4]	The manager has contractually committed through August 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waivers at 0.87% for Class A, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[5]	The GMO Global Asset Allocation Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Asset Allocation Index has been comprised of 65% MSCI ACWI Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index, and 16.25% MSCI ACWI Index (Net). You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index (Net) consists of 46 country indexes comprising 23 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Portfolio allocation is based on the investment exposures of the underlying GMO funds. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Asset Allocation Fund (excluding Asset Allocation Trust expenses)	Beginning account value 5-1-2017	Ending account value 10-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,067.55	$4.17	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$1,063.02	$8.06	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Class R
Actual	$1,000.00	$1,065.97	$5.47	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35	1.05%
Administrator Class
Actual	$1,000.00	$1,067.49	$3.34	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%
Institutional Class
Actual	$1,000.00	$1,068.81	$2.29	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%

Please see footnote on page 7.

Fund expenses (unaudited)	Wells Fargo Asset Allocation Fund	7

Wells Fargo Asset Allocation Fund (including Asset Allocation Trust and underlying fund expenses)	Beginning account value 5-1-2017	Ending account value 10-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,067.55	$7.28	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.17	$7.10	1.40%
Class C
Actual	$1,000.00	$1,063.02	$11.16	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.39	$10.90	2.15%
Class R
Actual	$1,000.00	$1,065.97	$8.57	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.37	1.65%
Administrator Class
Actual	$1,000.00	$1,067.49	$6.44	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.97	$6.29	1.24%
Institutional Class
Actual	$1,000.00	$1,068.81	$5.40	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$5.27	1.04%
Asset Allocation Trust
Actual	$1,000.00	$1,071.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%
Asset Allocation Trust (including underlying fund expenses)
Actual	$1,000.00	$1,071.00	$3.11	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.04	0.60%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Asset Allocation Fund	Portfolio of investments—October 31, 2017 (unaudited)

Security name	Shares	Value

Investment Companies: 100.10%
Asset Allocation Trust (l)	188,657,837	$3,332,414,133

Total Investment Companies (Cost $2,020,394,637)		3,332,414,133

Total Investments (Cost $2,020,394,637)	100.10%	3,332,414,133
Other Assets and Liabilities, Net	(0.10)	(3,453,750)

Total Net Assets	100.00%	$3,328,960,383

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

Investment in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains on investments	Net change in unrealized gains (losses) on investments	Investment income	Value, end of period	% of net assets
Investment companies
Asset Allocation Trust	208,884,063	35,615	20,261,841	188,657,837	$120,714,164	$110,954,059	$0	$3,332,414,133	100.10%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2017 (unaudited)	Wells Fargo Asset Allocation Fund	9

Assets
Investments in affiliated investment companies, at value (cost $2,020,394,637)	$3,332,414,133
Receivable for investments sold	295,086
Receivable for Fund shares sold	2,079,416
Prepaid expenses and other assets	65,925

Total assets	3,334,854,560

Liabilities
Payable for Fund shares redeemed	3,175,297
Management fee payable	912,447
Distribution fees payable	668,420
Administration fees payable	539,455
Trustees’ fees and expenses payable	214
Shareholder servicing fees payable	598,344

Total liabilities	5,894,177

Total net assets	$3,328,960,383

NET ASSETS CONSIST OF
Paid-in capital	$3,075,691,760
Accumulated net investment loss	(27,292,339)
Accumulated net realized losses on investments	(1,031,458,534)
Net unrealized gains on investments	1,312,019,496

Total net assets	$3,328,960,383

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,477,833,240
Shares outstanding – Class A1	101,669,622
Net asset value per share – Class A	$14.54
Maximum offering price per share – Class A2	$15.43
Net assets – Class C	$1,042,469,676
Shares outstanding – Class C1	74,472,612
Net asset value per share – Class C	$14.00
Net assets – Class R	$16,843,529
Shares outstanding – Class R1	1,171,636
Net asset value per share – Class R	$14.38
Net assets – Administrator Class	$82,238,551
Shares outstanding – Administrator Class[1]	5,590,265
Net asset value per share – Administrator Class	$14.71
Net assets – Institutional Class	$709,575,387
Shares outstanding – Institutional Class[1]	48,607,073
Net asset value per share – Institutional Class	$14.60

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Asset Allocation Fund	Statement of operations—six months ended October 31, 2017 (unaudited)

Investment income	$0

Expenses
Management fee	5,644,599
Administration fees
Class A	1,569,016
Class B	860	[1]
Class C	1,156,777
Class R	19,299
Administrator Class	55,213
Institutional Class	452,340
Shareholder servicing fees
Class A	1,867,648
Class B	1,024	[1]
Class C	1,377,116
Class R	22,774
Administrator Class	105,836
Distribution fees
Class B	3,073	[1]
Class C	4,131,347
Class R	22,975
Custody and accounting fees	61,162
Professional fees	22,490
Registration fees	68,682
Shareholder report expenses	12,006
Trustees’ fees and expenses	9,056
Other fees and expenses	23,209

Total expenses	16,626,502
Less: Fee waivers and/or expense reimbursements	(154,291)

Net expenses	16,472,211

Net investment loss	(16,472,211)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	120,714,164
Net change in unrealized gains (losses) on investments	110,954,059

Net realized and unrealized gains (losses) on investments	231,668,223

Net increase in net assets resulting from operations	$215,196,012

[1]	For the period from May 1, 2017 to July 5, 2017. Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Asset Allocation Fund	11

	Six months ended October 31, 2017 (unaudited)		Year ended April 30, 2017

Operations
Net investment loss		$(16,472,211)		$(37,953,524)
Net realized gains on investments		120,714,164		295,012,749
Net change in unrealized gains (losses) on investments		110,954,059		47,001,210

Net increase in net assets resulting from operations		215,196,012		304,060,435

Distributions to shareholders from
Net investment income
Class A		0		(22,298,266)
Class C		0		(10,080,390)
Class R		0		(262,521)
Administrator Class		0		(1,895,514)
Institutional Class		0		(13,296,989)

Total distributions to shareholders		0		(47,833,680)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,709,094	134,551,724	6,460,527	84,064,948
Class B	0 [1]	0 [1]	886	11,258
Class C	448,210	6,089,875	1,608,519	20,136,417
Class R	84,828	1,181,662	206,005	2,655,203
Administrator Class	488,956	6,993,450	888,805	11,689,667
Institutional Class	6,236,903	87,643,134	12,427,639	162,531,374

		236,459,845		281,088,867

Reinvestment of distributions
Class A	0	0	1,618,675	20,735,238
Class C	0	0	638,999	7,936,363
Class R	0	0	17,166	218,012
Administrator Class	0	0	138,414	1,792,458
Institutional Class	0	0	817,682	10,490,863

		0		41,172,934

Payment for shares redeemed
Class A	(11,804,956)	(165,956,340)	(28,537,791)	(371,707,111)
Class B	(434,890)[1]	(6,060,263)[1]	(4,008,052)	(52,307,884)
Class C	(19,523,452)	(262,713,883)	(35,902,965)	(451,626,755)
Class R	(413,674)	(5,720,961)	(640,122)	(8,213,299)
Administrator Class	(1,619,857)	(22,871,754)	(6,554,862)	(86,006,274)
Institutional Class	(6,871,202)	(96,614,631)	(25,813,387)	(337,023,250)

		(559,937,832)		(1,306,884,573)

Net decrease in net assets resulting from capital share transactions		(323,477,987)		(984,622,772)

Total decrease in net assets		(108,281,975)		(728,396,017)

Net assets
Beginning of period		3,437,242,358		4,165,638,375

End of period		$3,328,960,383		$3,437,242,358

Accumulated net investment loss		$(27,292,339)		$(10,820,128)

[1]	For the period from May 1, 2017 to July 5, 2017. Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2017 (unaudited)	Year ended April 30				Year ended September 30
CLASS A		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$13.62	$12.71	$14.10	$14.43	$13.73	$12.91	$11.70
Net investment loss	(0.06)[2]	(0.09)	(0.11)	(0.11)	(0.07)	(0.11)	(0.12)
Net realized and unrealized gains (losses) on investments	0.98	1.20	(0.72)	0.18	1.01	1.26	1.56

Total from investment operations	0.92	1.11	(0.83)	0.07	0.94	1.15	1.44
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.37)	(0.40)	(0.24)	(0.33)	(0.23)
Net realized gains	0.00	0.00	(0.19)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.20)	(0.56)	(0.40)	(0.24)	(0.33)	(0.23)
Net asset value, end of period	$14.54	$13.62	$12.71	$14.10	$14.43	$13.73	$12.91
Total return[3]	6.75%	8.86%	(5.78)%	0.53%	6.92%	9.12%	12.48%
Ratios to average net assets (annualized)
Gross expenses[4]	0.80%	0.80%	0.82%	0.85%	0.85%	0.84%	0.84%
Net expenses[4]	0.80%	0.80%	0.82%	0.85%	0.85%	0.84%	0.84%
Net investment loss[4]	(0.80)%	(0.80)%	(0.82)%	(0.85)%	(0.85)%	(0.84)%	(0.84)%
Supplemental data
Portfolio turnover rate[5]	0%	0%	1%	0%	1%	0%	1%
Net assets, end of period (000s omitted)	$1,477,833	$1,413,776	$1,578,517	$2,058,444	$2,398,503	$2,332,077	$2,307,609

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asset Allocation Fund	13

(For a share outstanding throughout each period)

	Six months ended October 31, 2017 (unaudited)	Year ended April 30				Year ended September 30
CLASS C		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$13.17	$12.28	$13.61	$13.92	$13.20	$12.40	$11.30
Net investment loss	(0.11)[2]	(0.19)[2]	(0.20)[2]	(0.22)[2]	(0.14)	(0.20)[2]	(0.19)[2]
Net realized and unrealized gains (losses) on investments	0.94	1.18	(0.69)	0.18	0.99	1.22	1.49

Total from investment operations	0.83	0.99	(0.89)	(0.04)	0.85	1.02	1.30
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.25)	(0.27)	(0.13)	(0.22)	(0.20)
Net realized gains	0.00	0.00	(0.19)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.10)	(0.44)	(0.27)	(0.13)	(0.22)	(0.20)
Net asset value, end of period	$14.00	$13.17	$12.28	$13.61	$13.92	$13.20	$12.40
Total return[3]	6.30%	8.08%	(6.48)%	(0.23)%	6.44%	8.32%	11.64%
Ratios to average net assets (annualized)
Gross expenses[4]	1.55%	1.55%	1.57%	1.60%	1.60%	1.59%	1.59%
Net expenses[4]	1.55%	1.55%	1.57%	1.60%	1.60%	1.59%	1.59%
Net investment loss[4]	(1.55)%	(1.55)%	(1.57)%	(1.60)%	(1.60)%	(1.59)%	(1.59)%
Supplemental data
Portfolio turnover rate[5]	0%	0%	1%	0%	1%	0%	1%
Net assets, end of period (000s omitted)	$1,042,470	$1,232,098	$1,561,695	$2,060,672	$2,377,997	$2,399,839	$2,604,438

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2017 (unaudited)	Year ended April 30				Year ended September 30
CLASS R		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$13.49	$12.58	$13.95	$14.28	$13.58	$12.76	$11.59
Net investment loss	(0.07)[2]	(0.13)[2]	(0.14)[2]	(0.15)[2]	(0.10)	(0.14)[2]	(0.13)[2]
Net realized and unrealized gains (losses) on investments	0.96	1.21	(0.71)	0.18	1.01	1.26	1.52

Total from investment operations	0.89	1.08	(0.85)	0.03	0.91	1.12	1.39
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.33)	(0.36)	(0.21)	(0.30)	(0.22)
Net realized gains	0.00	0.00	(0.19)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.17)	(0.52)	(0.36)	(0.21)	(0.30)	(0.22)
Net asset value, end of period	$14.38	$13.49	$12.58	$13.95	$14.28	$13.58	$12.76
Total return[3]	6.60%	8.64%	(6.02)%	0.27%	6.74%	8.92%	12.16%
Ratios to average net assets (annualized)
Gross expenses[4]	1.05%	1.05%	1.06%	1.09%	1.10%	1.09%	1.09%
Net expenses[4]	1.05%	1.05%	1.06%	1.09%	1.10%	1.09%	1.09%
Net investment loss[4]	(1.05)%	(1.05)%	(1.06)%	(1.09)%	(1.10)%	(1.09)%	(1.09)%
Supplemental data
Portfolio turnover rate[5]	0%	0%	1%	0%	1%	0%	1%
Net assets, end of period (000s omitted)	$16,844	$20,244	$24,122	$30,355	$33,984	$33,934	$29,899

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Six months ended October 31, 2017 (unaudited)	Year ended April 30				Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$13.78	$12.84	$14.23	$14.54	$13.84	$13.01	$11.77
Net investment loss	(0.05)[2]	(0.08)[2]	(0.09)[2]	(0.09)[2]	(0.05)[2]	(0.08)[2]	(0.09)
Net realized and unrealized gains (losses) on investments	0.98	1.24	(0.73)	0.19	1.01	1.27	1.57

Total from investment operations	0.93	1.16	(0.82)	0.10	0.96	1.19	1.48
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.38)	(0.41)	(0.26)	(0.36)	(0.24)
Net realized gains	0.00	0.00	(0.19)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.22)	(0.57)	(0.41)	(0.26)	(0.36)	(0.24)
Net asset value, end of period	$14.71	$13.78	$12.84	$14.23	$14.54	$13.84	$13.01
Total return[3]	6.75%	9.14%	(5.69)%	0.77%	7.01%	9.39%	12.74%
Ratios to average net assets (annualized)
Gross expenses[4]	0.72%	0.72%	0.71%	0.68%	0.69%	0.67%	0.64%
Net expenses[4]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.62%
Net investment loss[4]	(0.64)%	(0.64)%	(0.64)%	(0.64)%	(0.64)%	(0.64)%	(0.62)%
Supplemental data
Portfolio turnover rate[5]	0%	0%	1%	0%	1%	0%	1%
Net assets, end of period (000s omitted)	$82,239	$92,600	$157,303	$427,916	$776,035	$809,554	$1,562,582

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[5]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2017 (unaudited)	Year ended April 30				Year ended September 30, 2013[2]
INSTITUTIONAL CLASS		2017	2016	2015	2014[1]
Net asset value, beginning of period	$13.66	$12.74	$14.15	$14.49	$13.82	$13.01
Net investment loss	(0.03)	(0.06)[3]	(0.06)[3]	(0.06)[3]	(0.03)	(0.05)[3]
Net realized and unrealized gains (losses) on investments	0.97	1.23	(0.72)	0.19	1.01	1.26

Total from investment operations	0.94	1.17	(0.78)	0.13	0.98	1.21
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.44)	(0.47)	(0.31)	(0.40)
Net realized gains	0.00	0.00	(0.19)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.25)	(0.63)	(0.47)	(0.31)	(0.40)
Net asset value, end of period	$14.60	$13.66	$12.74	$14.15	$14.49	$13.82
Total return[4]	6.88%	9.34%	(5.44)%	0.99%	7.15%	9.58%
Ratios to average net assets (annualized)
Gross expenses[5]	0.47%	0.47%	0.47%	0.42%	0.42%	0.42%
Net expenses[5]	0.44%	0.44%	0.44%	0.42%	0.42%	0.42%
Net investment loss[5]	(0.44)%	(0.44)%	(0.44)%	(0.42)%	(0.42)%	(0.42)%
Supplemental data
Portfolio turnover rate[6]	0%	0%	1%	0%	1%	0%
Net assets, end of period (000s omitted)	$709,575	$672,544	$787,484	$1,032,319	$716,789	$679,254

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios do not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust does not have any net expenses.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Asset Allocation Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At October 31, 2017, the Fund owned 100% of Asset Allocation Trust. Because the Fund invests all of its assets in Asset Allocation Trust, the shareholders of the Fund bear the fees and expenses of Asset Allocation Trust which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Asset Allocation Trust. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through July 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions in Asset Allocation Trust are recorded on a trade date basis. Realized gains or losses resulting from investment transactions in Asset Allocation Trust are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

18	Wells Fargo Asset Allocation Fund	Notes to financial statements (unaudited)

As of October 31, 2017, the aggregate cost of all investments for federal income tax purposes was $2,020,466,369 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,311,947,764
Gross unrealized losses	0
Net unrealized gains	$1,311,947,764

As of April 30, 2017, the Fund had a qualified late-year ordinary loss of $10,718,374 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of October 31, 2017, the Fund’s investment in Asset Allocation Trust was measured at fair value using the net asset value per share as a practical expedient. Asset Allocation Trust seeks to provide total return by investing in GMO managed mutual funds and may be exposed to any asset class. GMO intends to expose the assets of Asset Allocation Trust to at least 15% in fixed income investments and at least 25% in equity investments. The Fund’s investment in Asset Allocation Trust valued at $3,332,414,133 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.235% as the average daily net assets of the Fund increase. For the six months ended October 31, 2017, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through August 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses (excluding acquired fund fees and expenses and the expenses of Asset Allocation Trust) at 0.87% for Class A shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Asset Allocation Fund	19

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended October 31, 2017, Funds Distributor received $30,258 from the sale of Class A shares and $1,719 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A and Class B shares for the six month ended October 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended October 31, 2017, the Fund made aggregate purchases and sales of $619,718 and $344,608,935, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended October 31, 2017, there were no borrowing by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo Asset Allocation Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Asset Allocation Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, effective 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon*** (Born 1942)	Trustee, from 1998 to 2017; Chairman, from 2005 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, effective 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny***** (Born 1951)	Trustee, since 1996; Chairman, effective 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson****** (Born 1959)	Trustee, effective 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock****** (Born 1959)	Trustee, effective 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman will become Chair Liaison effective January 1, 2018.

***	Peter Gordon will retire on December 31, 2017.

****	Olivia Mitchell will become Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny will become Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each will become a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Asset Allocation Fund	23

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

24	Asset Allocation Trust	Portfolio of investments—October 31, 2017 (unaudited)

Security name			Shares	Value

Investment Companies: 99.61%
GMO Alpha Only Fund Class IV (l)			4,595,984	$101,433,372
GMO Asset Allocation Bond Fund Class VI (l)†			23,652,871	530,297,375
GMO Core Plus Bond Fund Class IV (l)			15,265,852	332,642,911
GMO Emerging Country Debt Fund Class IV (l)			2,470,971	75,216,372
GMO Emerging Markets Fund Class VI (l)			18,449,379	637,426,044
GMO International Equity Fund Class IV (l)			29,072,015	702,089,155
GMO Opportunistic Income Fund Class VI (l)			2,535,158	67,587,301
GMO Quality Equity Fund Class VI (l)			9,572,313	243,328,184
GMO Risk Premium Fund Class VI (l)			2,837,146	85,454,841
GMO SGM Major Markets Fund Class IV (l)			3,036,059	101,191,842
GMO U.S. Equity Allocation Fund Class VI (l)			15,388,567	243,601,014
GMO U.S. Treasury Fund Class IV (l)			7,969,024	199,145,911

Total Investment Companies (Cost $2,905,081,844)				3,319,414,322

	Interest rate	Maturity date	Principal
Short-Term Investments: 0.19%

Time Deposit: 0.19%
State Street Bank Euro Dollar	0.12%	11-1-2017	$6,404,499	6,404,499

Total Short-Term Investments (Cost $6,404,499)				6,404,499

Total investments in securities (Cost $2,911,486,343)	99.80%	3,325,818,821
Other assets and liabilities, net	0.20	6,595,312

Total net assets	100.00%	$3,332,414,133

(l)	The issuer of the security is an affiliated person of the Trust as defined in the Investment Company Act of 1940.

†	Non-income-earning security

Investment in Affiliates

An affiliated investment is an investment in which the Trust owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Trust and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Trust at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Dividends from affiliated investment companies	Realized gains (losses) on sale of affiliated investment companies	Realized gains (losses) on capital gain distributions from affiliates investment companies	Value, end of period	% of net assets
Investment companies
GMO Alpha Only Fund Class IV	4,819,350	17,568	240,934	4,595,984	$382,457	$(478,244)	$0	$101,433,372
GMO Asset Allocation Bond Fund Class VI	27,493,735	0	3,840,864	23,652,871	0	(9,037,735)	0	530,297,375
GMO Core Plus Fund Class VI	7,966,036	7,918,674	618,858	15,265,852	347,776	149,579	0	332,642,911
GMO Emerging Country Debt Fund Class IV	4,665,358	83,357	2,277,744	2,470,971	2,435,684	2,559,927	0	75,216,372
GMO Emerging Markets Fund Class VI	16,710,984	3,901,560	2,163,165	18,449,379	2,258,658	1,729,098	0	637,426,044
GMO International Equity Fund Class IV	34,044,547	181,746	5,154,278	29,072,015	4,018,395	3,008,592	0	702,089,155
GMO Opportunistic Income Fund Class VI	3,946,238	20,201	1,431,281	2,535,158	529,867	5,036,410	0	67,587,301
GMO Quality Equity Fund Class VI	12,585,683	128,577	3,141,947	9,572,313	816,968	8,917,925	2,216,157	243,328,184
GMO Risk Premium Fund Class VI	2,812,507	226,084	201,445	2,837,146	0	354,674	6,606,161	85,454,841
GMO SGM Major Markets Fund Class IV	3,146,550	24,595	135,086	3,036,059	0	35,034	810,646	101,191,842
GMO U.S. Equity Allocation Fund Class VI	18,908,640	891,386	4,411,459	15,388,567	748,143	(4,454,542)	12,275,011	243,601,014
GMO U.S. Treasury Fund Class IV	11,763,164	770,694	4,564,834	7,969,024	1,194,686	(45,649)	0	199,145,911

					$12,732,634	$7,775,069	$21,907,975	$3,319,414,322	99.61%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2017 (unaudited)	Asset Allocation Trust	25

Assets
Investments in affiliated investment companies, at value (cost $2,905,081,844)	$3,319,414,322
Investments in unaffiliated securities, at value (cost $6,404,499)	6,404,499
Receivable for investments sold	6,898,983
Receivable for dividends and interest	191,853
Receivable from administrator	4,825
Prepaid expenses and other assets	98

Total assets	3,332,914,580

Liabilities
Payable for Fund shares redeemed	295,086
Payable for investments purchased	185,750
Accrued expenses and other liabilities	19,611

Total liabilities	500,447

Total net assets	$3,332,414,133

NET ASSETS CONSIST OF
Paid-in capital	$3,052,011,142
Undistributed net investment income	12,737,627
Accumulated net realized losses on investments	(146,667,114)
Net unrealized gains on investments	414,332,478

Total net assets	$3,332,414,133

COMPUTATION OF NET ASSET VALUE
Net assets	$3,332,414,133
Shares outstanding[1]	188,657,837
Net asset value per share	$17.66

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Asset Allocation Trust	Statement of operations—six months ended October 31, 2017 (unaudited)

Investment income
Dividends from affiliated investment companies	$12,732,634
Interest	4,993

Total investment income	12,737,627

Expenses
Custody and accounting fees	5,559
Professional fees	21,327
Other fees and expenses	136

Total expenses	27,022
Less: Fee waivers and/or expense reimbursements	(27,022)

Net expenses	0

Net investment income	12,737,627

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Sale of affiliated investment companies	7,775,069
Capital gain distributions from affiliated investment companies	21,907,975

Net realized gains on investments	29,683,044
Net change in unrealized gains (losses) on investments	189,247,621

Net realized and unrealized gains (losses) on investments	218,930,665

Net increase in net assets resulting from operations	$231,668,292

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	27

	Six months ended October 31, 2017 (unaudited)		Year ended April 30, 2017

Operations
Net investment income		$12,737,627		$84,561,741
Net realized gains (losses) on investments		29,683,044		(51,869,940)
Net change in unrealized gains (losses) on investments		189,247,621		309,311,011

Net increase in net assets resulting from operations		231,668,292		342,002,812

Capital share transactions	Shares		Shares
Contributions	35,615	619,718	237,079	3,650,879
Withdrawals	(20,261,841)	(344,608,935)	(69,180,703)	(1,074,512,640)

Net decrease in net assets resulting from capital share transactions		(343,989,217)		(1,070,861,761)

Total decrease in net assets		(112,320,925)		(728,858,949)

Net assets
Beginning of period		3,444,735,058		4,173,594,007

End of period		$3,332,414,133		$3,444,735,058

Undistributed net investment income		$12,737,627		$0

The accompanying notes are an integral part of these financial statements.

28	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2017 (unaudited)	Year ended April 30				Year ended September 30
		2017	2016	2015	2014[1]	2013	2012
Net asset value, beginning of period	$16.49	$15.02	$15.82	$15.60	$14.52	$13.19	$11.64
Net investment income	0.07	0.40	0.64	0.49	0.19	0.49	0.42
Net realized and unrealized gains (losses) on investments	1.10	1.07	(1.44)	(0.27)	0.89	0.84	1.13

Total from investment operations	1.17	1.47	(0.80)	0.22	1.08	1.33	1.55
Net asset value, end of period	$17.66	$16.49	$15.02	$15.82	$15.60	$14.52	$13.19
Total return[2]	7.10%	9.79%	(5.06)%	1.41%	7.44%	10.08%	13.32%
Ratios to average net assets (annualized)
Gross expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income[3]	0.75%	2.25%	3.60%	2.90%	2.12%	3.23%	3.10%
Supplemental data
Portfolio turnover rate	10%	19%	24%	42%	40%	36%	31%
Net assets, end of period (000s omitted)	$3,332,414	$3,444,735	$4,173,594	$5,783,480	$6,631,831	$6,694,019	$7,174,474

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Returns for periods of less than one year are not annualized.

[3]	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Asset Allocation Trust	29

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to the Wells Fargo Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Trust may deviate from this calculation time under unusual or unexpected circumstances.

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

30	Asset Allocation Trust	Notes to financial statements (unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2017, the aggregate cost of all investments for federal income tax purposes was $2,912,666,211 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$470,953,474
Gross unrealized losses	(57,800,864)
Net unrealized gains	$413,152,610

As of April 30, 2017, the Fund had capital loss carryforwards which consist of $41,394,213 in short-term capital losses and $86,132,666 in long-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Asset Allocation Trust	31

The following is a summary of the inputs used in valuing the Trust’s assets and liabilities as of October 31, 2017:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Investment companies	$3,319,414,322	$0	$0	$3,319,414,322

Short-term investments
Time deposit	0	6,404,499	0	6,404,499
Total assets	$3,319,414,322	$6,404,499	$0	$3,325,818,821

The Trust recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2017, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment, and personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended October 31, 2017, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $27,022.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six month ended October 31, 2017 were $348,991,029 and $663,334,546, respectively.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

32	Asset Allocation Trust	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Trust are publicly available monthly on the Trust’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Trust is publicly available on the Trust’s website on a monthly, seven-day or more delayed basis. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Asset Allocation Trust	33

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Wells Fargo family of funds consisting of 152 funds,
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, effective 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Wells Fargo family of funds consisting of 152 funds,
Peter G. Gordon*** (Born 1942)	Trustee, from 1998 to 2017; Chairman, from 2010 to 2017	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo family of funds consisting of 152 funds,
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	Wells Fargo family of funds consisting of 152 funds,
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo family of funds consisting of 152 funds,
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo family of funds consisting of 152 funds,

34	Asset Allocation Trust	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell**** (Born 1953)	Trustee, since 2010; Governance Committee Chairman, effective 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo family of funds consisting of 152 funds,
Timothy J. Penny***** (Born 1951)	Trustee, since 2010; Chairman, effective 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo family of funds consisting of 152 funds,
James G. Polisson****** (Born 1959)	Trustee, effective 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Wells Fargo family of funds consisting of 152 funds,
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo family of funds consisting of 152 funds,
Pamela Wheelock****** (Born 1959)	Trustee, effective 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Wells Fargo family of funds consisting of 152 funds,

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman will become Chair Liaison effective January 1, 2018.

***	Peter Gordon will retire on December 31, 2017.

****	Olivia Mitchell will become Chairman of the Governance Committee effective January 1, 2018.

*****	Timothy Penny will become Chairman effective January 1, 2018.

******	James Polisson and Pamela Wheelock each will become a Trustee effective January 1, 2018.

Other information (unaudited)	Asset Allocation Trust	35

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

36	Wells Fargo Asset Allocation Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each a “Board” and collectively the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively with Funds Trust, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management and advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Asset Allocation Fund (the “Asset Allocation Fund”) an investment management agreement (the “Fund Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”). At the Meeting, the Asset Allocation Trust Board, all the members of which have no interest in the investment advisory agreement and are Independent Trustees, reviewed and approved an investment advisory agreement (the “Trust Advisory Agreement”) with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively referred to as the “Funds” and individually as a “Fund.” The Fund Management Agreement and the Trust Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO, as applicable, and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist them in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in the Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust’s investment objective and investment strategies are substantially similar to those of the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

In providing information to the Boards, Funds Management and GMO were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics. In this regard, the Boards reviewed reports at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Boards evaluated information provided to them about both Funds together and with respect to each Fund separately as they considered appropriate.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Fund Management Agreement for a one-year term and, after its deliberations, the Asset Allocation Trust Board approved the continuation of the Trust Advisory Agreement for a one-year term. The Boards also determined that the compensation payable under the Advisory Agreements, if any, was reasonable. The Funds Trust Board considered the approval of the Fund Management Agreement for the Asset Allocation Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the respective Funds by Funds Management and GMO under the respective Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services provided to the Asset Allocation Fund, as well as, among other things, a summary of the background and experience of senior management of Funds Management and GMO, a summary of certain organizational and personnel changes involving Funds Management, and a description of Funds Management’s and GMO’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Boards noted the departure of the co-head of GMO’s asset allocation team in 2016, and that

Other information (unaudited)	Wells Fargo Asset Allocation Fund	37

the Trust is now managed by a single portfolio manager. The Boards considered the qualifications, background, tenure and responsibilities of the portfolio manager of GMO primarily responsible for the day-to-day portfolio management of the Asset Allocation Trust. The Boards also took into consideration Funds Management’s assessment of GMO’s transition plan.

In light of the gateway feeder nature of the Fund, the Boards were advised that the scope of services under the Fund Management Agreement includes various responsibilities related to the oversight of the Trust and its performance and investment management activities.

The Boards evaluated the ability of Funds Management and GMO to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for the Asset Allocation Fund over various time periods ended December 31, 2016. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Asset Allocation Fund (the “Universe”), and in comparison to the Asset Allocation Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

The Boards noted that the performance of the Asset Allocation Fund (Administrator Class) was lower than the average performance of the Universe for all periods under review except the ten-year period. The Boards also noted that the performance of the Asset Allocation Fund was lower than its benchmark, the GMO Global Asset Allocation Index, for all periods under review.

The Boards received information concerning, and discussed factors contributing to, the underperformance of the Asset Allocation Fund relative to the Universe and benchmark for the periods identified above. The Boards took note of the explanations for the relative underperformance during these periods, including with respect to the investment process generally and investment decisions that affected the Asset Allocation Fund’s performance.

The Funds Trust Board also received and considered information regarding the Asset Allocation Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, acquired fund fees and expenses, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Asset Allocation Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Boards took into account the Asset Allocation Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management fee rates

The Funds Trust Board reviewed and considered the fee rates that are payable by the Asset Allocation Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Asset Allocation Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Funds Trust Board noted that Asset Allocation Trust does not pay Funds Management a fee for administrative services provided by it to the Asset Allocation Trust.

Among other information reviewed by the Funds Trust Board was a comparison of the Asset Allocation Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Asset Allocation Fund were lower than or equal to the sum of these average rates for the Asset Allocation Fund’s expense Groups for all share classes.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay a fee to GMO for its advisory services and that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests. The Asset Allocation Trust Board also received and considered information about the nature and extent of services offered and fee

38	Wells Fargo Asset Allocation Fund	Other information (unaudited)

rates charged by GMO to other clients with investment strategies similar to those of the Asset Allocation Trust. In this regard, GMO reported that, like the Asset Allocation Trust, these other clients do not pay an advisory fee to GMO and GMO earns advisory fees from the underlying GMO Funds in which the clients invest.

Based on its consideration of the factors and information it deemed relevant, including those described here, each Board determined that the compensation payable under the applicable Advisory Agreement, if any, was reasonable.

Profitability

The Funds Trust Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Asset Allocation Fund and the fund family as a whole.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Funds Trust Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Funds Trust Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Fund Management Agreement with Funds Management.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and, thus, that GMO’s profitability from its relationship with the Asset Allocation Trust was not a material factor in determining whether to renew the Trust Advisory Agreement with GMO.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board noted the existence of breakpoints in the Asset Allocation Fund’s management fee structure, which operate generally to reduce the Asset Allocation Fund’s expense ratios as the Asset Allocation Fund grows in size. The Funds Trust Board considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Asset Allocation Fund. The Funds Trust Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Boards, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Funds Trust Board concluded that the Asset Allocation Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Asset Allocation Fund and its shareholders.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and thus that any possible economies of scale were not a material factor in determining whether to renew the Trust Advisory Agreement with GMO.

Other benefits to Funds Management and GMO

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationships with the Funds. The Boards received information about fees received by GMO from the underlying GMO funds held by Asset Allocation Trust and about benefits to GMO from soft dollar credits generated by those underlying funds. The Funds Trust Board also noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates and GMO were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Fund Management Agreement for a one-year term. At the Meeting, after considering the above-described factors and based on its deliberations and evaluation of the information described above, the Asset Allocation Trust Board approved the continuation of the Trust Advisory Agreement for a one-year term. The Boards also determined that the compensation payable under the Advisory Agreements, if any, was reasonable.

List of abbreviations	Wells Fargo Asset Allocation Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

307206 12-17 SA224/SAR224 10-17

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Asset Allocation Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Asset Allocation Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	December 21, 2017

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 21, 2017